Income Taxes Schedule of Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 236	$ 180	$ 264
Current State and Local Tax Expense (Benefit)	16	13	14
Current Foreign Tax Expense (Benefit)	78	65	57
Current Income Tax Expense (Benefit)	330	258	335
Deferred Income Tax Expense (Benefit)	(77)	(65)	(34)
Income tax expense	$ 253	$ 193	$ 301